Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares authorised	1,000,000,000	500,000,000	500,000,000
Authorized par value per share	$ 0.01	$ 0.01	$ 0.01
Amount of share capital par value issued and fully paid	$ 63,931,993	$ 63,019,962	$ 63,019,962
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	439,926,480	348,723,365	348,723,365
American Depositary Share
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	17,597,059	13,948,935	13,948,935
Ordinary Surplus [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Amount of share capital surplus issued and fully paid	$ 219,774,205	$ 213,098,729	$ 213,098,729